Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Summary of stock options granted

		Weighted-
		Average
		Per share
		Exercise
	Stock options	price
Outstanding, December 31, 2021	—	$—
Granted	2,524	1,049.60
Forfeited	(193)	1,049.60
Outstanding, December 31, 2022	2,331	$1,049.60
Options exercisable at December 31, 2022	—	$—

Stock options
Share-based compensation
Schedule of assumptions used to determine the estimated fair value of the awards granted

Inputs	December 31, 2022
Risk free interest rate	1.82%
Expected volatility	35%
Expected dividend yield	—%
Expected life (in years)	6.25
Fair value of options	$394.7